Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Goodwill [Abstract]
Percentage reporting unit	12.70%	12.70%
Impairment loss on goodwill	$ 18,284	¥ 124,059